SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted Average Assumptions
Year ended September 30, 2025
Employee Stock Options
Expected volatility	25.61%
Risk-free interest rate	3.74%
Dividend yield	0.0%
Expected term (years)	4.42

Schedule of Number of Reserved and Authorized Shares
Stock Options outstanding	3,487,522
RSU outstanding	2,291,890
PSU outstanding	479,938
Ordinary shares available for issuance under the Equity Incentive Plans	5,102,685

Total Reserved and Authorized Shares as of September 30, 2025	11,362,035

Schedule of Stock Option Activity and Related Information
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted Average Remaining Contractual Life (Years)
	September 30, 2025

Outstanding at beginning of year	5,712,254	$122.42	$367.18	2.72
Granted	418,246	$194.71
Exercised	(2,575,062)	$114.18
Forfeited	(67,916)	$132.72

Outstanding at September 30, 2025	3,487,522	$136.77	$245.18	3.65

Exercisable at September 30, 2025	2,334,030	$122.26	$197.58	2.59

Schedule of RSUs and PSUs Activity
	September 30, 2025			Weighted-Average Grant Date Fair Value Per Share
	RSUs	PSUs	Total	RSUs	PSUs

Unvested at beginning of year	2,120,275	384,498	2,504,773	$138.1	$144.3
Granted	1,140,736	270,104	1,410,840	$212.0	$207.9
Vested	(748,661)	(42,546)	(791,207)	$212.6	$217.4
Forfeited	(220,460)	(132,118)	(352,578)	$156.2	$142.6

	2,291,890	479,938	2,771,828	$175.0	$181.9

Schedule of Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
	Nine Months Ended September 30,
	2025	2024

Cost of revenues	$10.0	$6.5
Research and development	55.7	42.3
Selling and marketing	57.1	46.2
General and administrative	26.4	24.9

	$149.2	$119.9

Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted Average Assumptions
Year ended September 30, 2025
Employee Stock Purchase Plan
Expected volatility	35.33%
Risk-free interest rate	4.27%
Dividend yield	0.0%
Expected term (years)	0.5